Investments - Schedule of investments (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Investments [Line Items]
Beginning balance		$ 1,676,745	$ 8,862,744
Change in fair value through profit or loss		(858,483)	(770,874)
Foreign exchange gain			62,385
Proceeds from sale		0	6,477,510	$ 462,303
Ending balance		818,262	1,676,745	8,862,744
Current		158,036	0
Non-Current		660,226	1,676,745
Investments		818,262	1,676,745	8,862,744
Pharmadrug Inc.
Disclosure Of Investments [Line Items]
Proceeds from sale	$ 250	197	652,081
Pharmadrug Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		0	255,075
Change in fair value through profit or loss			397,006
Foreign exchange gain			0
Proceeds from sale			652,081
Ending balance			0	255,075
Investments			0	255,075
Cannara Biotech Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		0	6,822,637
Change in fair value through profit or loss			(997,208)
Foreign exchange gain			0
Proceeds from sale			5,825,429
Ending balance			0	6,822,637
Investments			0	6,822,637
True Pharma Strip Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		0	0
Change in fair value through profit or loss		197	0
Foreign exchange gain			0
Proceeds from sale			0
Ending balance		197	0	0
Investments		197	0	0
HUGE Shops
Disclosure Of Investments [Line Items]
Proceeds from sale	200,000	157,760
HUGE Shops | Shares
Disclosure Of Investments [Line Items]
Beginning balance		600,433	572,401
Change in fair value through profit or loss		(442,673)	7,674
Foreign exchange gain			20,358
Proceeds from sale			0
Ending balance		157,760	600,433	572,401
Investments		157,760	600,433	572,401
SciCann Therapeutics Inc.
Disclosure Of Investments [Line Items]
Proceeds from sale	$ 100	79
SciCann Therapeutics Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		195,679	535,824
Change in fair value through profit or loss		(195,600)	(354,910)
Foreign exchange gain			14,765
Proceeds from sale			0
Ending balance		79	195,679	535,824
Investments		79	195,679	535,824
Solarvest BioEnergy Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance		447,678	327,251
Change in fair value through profit or loss		(80,886)	106,380
Foreign exchange gain			14,047
Proceeds from sale			0
Ending balance		366,792	447,678	327,251
Investments		366,792	447,678	327,251
Solarvest BioEnergy Inc. | Warrants
Disclosure Of Investments [Line Items]
Beginning balance		74,813	87,756
Change in fair value through profit or loss		(74,813)	(14,920)
Foreign exchange gain			1,977
Proceeds from sale			0
Ending balance		0	74,813	87,756
Investments		0	74,813	87,756
Solarvest BioEnergy Inc. | Convertible debenture
Disclosure Of Investments [Line Items]
Beginning balance		358,142	261,800
Change in fair value through profit or loss		(64,708)	85,104
Foreign exchange gain			11,238
Proceeds from sale			0
Ending balance		293,434	358,142	261,800
Investments		$ 293,434	$ 358,142	$ 261,800